VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—1.1%
Communication Services—1.1%
Cable One, Inc. 1.125%, 3/15/28	$5,315	$4,536
Total Convertible Bonds and Notes (Identified Cost $4,484)		4,536

Corporate Bonds and Notes—90.9%
Communication Services—9.1%
Altice France S.A. 144A 8.125%, 2/1/27(1)(2)	1,780	1,694
ANGI Group LLC 144A 3.875%, 8/15/28(1)	2,709	2,546
Cable One, Inc. 144A 4.000%, 11/15/30(1)(3)	5,098	4,319
Charter Communications Operating LLC
6.650%, 2/1/34	1,595	1,704
6.484%, 10/23/45	4,232	4,181
Connect Finco S.a.r.l. 144A 9.000%, 9/15/29(1)	3,995	4,200
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	2,635	2,439
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	1,333	1,332
144A 8.875%, 2/1/30(1)	1,108	1,094
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	1,245	1,247
Maya SAS 144A 8.500%, 4/15/31(1)	1,925	2,065
Sirius XM Radio LLC 144A 4.000%, 7/15/28(1)	2,145	2,073
Snap, Inc. 144A 6.875%, 3/1/33(1)	2,111	2,158
Time Warner Cable LLC 5.875%, 11/15/40	1,150	1,099
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,434
Warnermedia Holdings, Inc. 4.279%, 3/15/32	3,550	3,253
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	2,572	2,070
		38,908

Consumer Discretionary—10.7%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	411
144A 5.000%, 2/15/32(1)	2,663	2,557
Ashton Woods USA LLC 144A 6.875%, 8/1/33(1)	1,020	1,029
Bath & Body Works, Inc. 6.750%, 7/1/36	2,102	2,163
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(3)	1,045	1,029
Carvana Co. 144A 9.000%, 6/1/30(1)	1,882	1,969
Champ Acquisition Corp. 144A 8.375%, 12/1/31(1)	1,102	1,172
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	391	401
	Par Value	Value

Consumer Discretionary—continued
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	$2,437	$2,528
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	2,067
144A 6.875%, 3/1/32(1)	4,606	4,761
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,410	1,442
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	910
Macy’s Retail Holdings LLC 5.125%, 1/15/42	852	673
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,230	2,194
MGM Resorts International 6.500%, 4/15/32	1,592	1,622
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(1)	3,022	3,173
144A 8.500%, 11/1/30(1)	1,500	1,557
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,930	1,897
144A 4.625%, 12/1/31(1)	1,720	1,622
144A 6.625%, 3/15/32(1)	615	632
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,886	1,900
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	1,055	1,054
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	4,399	4,341
Whirlpool Corp. 6.125%, 6/15/30	1,013	1,021
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	1,000	997
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	723	722
		45,844

Consumer Staples—1.0%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,830	1,754
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	2,280	2,413
		4,167

Energy—8.6%
Ascent Resources Utica Holdings LLC 144A 9.000%, 11/1/27(1)	329	397
California Resources Corp. 144A 8.250%, 6/15/29(1)	1,908	1,990
Chord Energy Corp. 144A 6.000%, 10/1/30(1)	1,090	1,082
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	255	255
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)(3)	3,631	3,196
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	3,020	3,099
Matador Resources Co. 144A 6.875%, 4/15/28(1)	990	1,010
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	2,440	2,526
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	$2,020	$2,103
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,092	1,083
144A 7.500%, 7/15/38(1)	2,537	2,699
SESI LLC 144A 7.875%, 9/30/30(1)	1,067	1,067
Tallgrass Energy Partners LP 144A 7.375%, 2/15/29(1)	992	1,022
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	2,389	2,562
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,554	1,599
Transocean International Ltd. 144A 8.750%, 2/15/30(1)	947	996
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,672	1,713
Valaris Ltd. 144A 8.375%, 4/30/30(1)	2,434	2,526
Venture Global LNG, Inc.
144A 9.000%(1)(4)	1,357	1,345
144A 9.500%, 2/1/29(1)	3,775	4,160
Welltec International ApS 144A 8.250%, 10/15/26(1)(3)	171	172
		36,602

Financials—31.6%
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	1,000	1,002
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(3)	1,000	1,000
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(1)	1,170	1,124
Ardonagh Finco Ltd. 144A 7.750%, 2/15/31(1)	3,842	4,020
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	945	993
Aretec Group, Inc. 144A 10.000%, 8/15/30(1)	1,765	1,923
Arsenal AIC Parent LLC
144A 8.000%, 10/1/30(1)	932	987
144A 11.500%, 10/1/31(1)	1,905	2,116
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	1,475	1,505
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	2,028	2,105
Blackstone Mortgage Trust, Inc. 144A 7.750%, 12/1/29(1)	1,017	1,073
Block, Inc.
144A 5.625%, 8/15/30(1)	201	204
144A 6.000%, 8/15/33(1)	201	206
Borr IHC Ltd. 144A 10.375%, 11/15/30(1)	658	659
Bread Financial Holdings, Inc.
144A 9.750%, 3/15/29(1)	2,978	3,179
144A 8.375%, 6/15/35(1)	1,100	1,130
Burford Capital Global Finance LLC 144A 7.500%, 7/15/33(1)	1,090	1,109
CCO Holdings LLC 144A 7.375%, 3/1/31(1)	3,941	4,066
	Par Value	Value

Financials—continued
Consolidated Energy Finance S.A.
144A 6.500%, 5/15/26(1)	$405	$394
144A 12.000%, 2/15/31(1)(3)	880	805
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(1)	2,940	3,102
Enova International, Inc.
144A 11.250%, 12/15/28(1)	2,113	2,247
144A 9.125%, 8/1/29(1)	2,024	2,126
Freedom Mortgage Corp.
144A 12.000%, 10/1/28(1)	1,411	1,496
144A 12.250%, 10/1/30(1)	957	1,068
Freedom Mortgage Holdings LLC
144A 9.250%, 2/1/29(1)	1,389	1,461
144A 8.375%, 4/1/32(1)	1,100	1,153
144A 7.875%, 4/1/33(1)	369	380
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,900
goeasy Ltd.
144A 9.250%, 12/1/28(1)	2,023	2,112
144A 7.625%, 7/1/29(1)	2,722	2,758
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	755	775
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,590	1,569
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	4,051	4,255
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	4,210	4,368
INEOS Finance plc 144A 6.750%, 5/15/28(1)	4,005	3,928
ION Platform Finance U.S., Inc. 144A 7.875%, 9/30/32(1)	470	467
Jefferies Finance LLC
144A 5.000%, 8/15/28(1)	1,595	1,541
144A 6.625%, 10/15/31(1)	1,055	1,062
Jefferson Capital Holdings LLC
144A 9.500%, 2/15/29(1)	1,963	2,067
144A 8.250%, 5/15/30(1)	1,951	2,040
Level 3 Financing, Inc. 144A 7.000%, 3/31/34(1)	1,032	1,050
Macquarie Airfinance Holdings Ltd. 144A 8.125%, 3/30/29(1)	1,010	1,051
Nationstar Mortgage Holdings, Inc.
144A 6.500%, 8/1/29(1)	882	905
144A 5.750%, 11/15/31(1)	1,677	1,695
144A 7.125%, 2/1/32(1)	511	533
OneMain Finance Corp.
7.875%, 3/15/30	1,972	2,087
6.750%, 3/15/32	935	952
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	1,020	1,045
Organon & Co. 144A 4.125%, 4/30/28(1)	2,080	2,010
Osaic Holdings, Inc.
144A 6.750%, 8/1/32(1)	997	1,030
144A 8.000%, 8/1/33(1)	159	165
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	145	151
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	1,175	1,247
144A 6.875%, 2/15/33(1)	2,081	2,150
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	$984	$1,047
PRA Group, Inc.
144A 5.000%, 10/1/29(1)	2,228	2,069
144A 8.875%, 1/31/30(1)	1,981	2,044
Provident Funding Associates LP 144A 9.750%, 9/15/29(1)	1,952	2,063
Rocket Cos., Inc.
144A 6.125%, 8/1/30(1)	2,085	2,140
144A 6.375%, 8/1/33(1)	2,085	2,152
Rocket Mortgage LLC 144A 4.000%, 10/15/33(1)	2,434	2,223
Ryan Specialty LLC 144A 5.875%, 8/1/32(1)	3,925	3,969
Sable International Finance Ltd. 144A 7.125%, 10/15/32(1)	1,050	1,064
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	1,930	2,004
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	3,875	4,006
Standard Building Solutions, Inc. 144A 6.250%, 8/1/33(1)	513	520
Starwood Property Trust, Inc. 144A 5.250%, 10/15/28(1)	1,220	1,220
Transocean International Ltd. 144A 7.875%, 10/15/32(1)	441	441
United Wholesale Mortgage LLC 144A 5.500%, 4/15/29(1)	5,127	5,057
UWM Holdings LLC
144A 6.625%, 2/1/30(1)	990	1,007
144A 6.250%, 3/15/31(1)	1,390	1,383
VFH Parent LLC 144A 7.500%, 6/15/31(1)	1,760	1,820
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	5,457	5,857
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,245
Vmed O2 UK Financing I plc
144A 4.750%, 7/15/31(1)	1,580	1,487
144A 7.750%, 4/15/32(1)	1,195	1,256
Voyager Parent LLC 144A 9.250%, 7/1/32(1)	421	445
		135,065

Health Care—2.3%
DaVita, Inc.
144A 4.625%, 6/1/30(1)	460	441
144A 6.875%, 9/1/32(1)	1,975	2,040
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	2,015	1,673
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,565	1,627
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	945	1,023
144A 11.000%, 10/15/30(1)	879	969
Organon & Co. 144A 6.750%, 5/15/34(1)	2,170	2,081
		9,854

	Par Value	Value

Industrials—8.2%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	$172	$177
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,993	2,018
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	1,005	1,050
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	2,104	2,071
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	4,245	4,289
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	4,095	3,997
CACI International, Inc. 144A 6.375%, 6/15/33(1)	3,950	4,075
Cimpress plc 144A 7.375%, 9/15/32(1)	1,990	1,983
Deluxe Corp. 144A 8.125%, 9/15/29(1)	782	816
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	1,095	1,110
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	1,853	1,969
LBM Acquisition LLC 144A 9.500%, 6/15/31(1)	425	447
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	1,990	2,088
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	1,465	1,514
Pike Corp. 144A 8.625%, 1/31/31(1)	1,975	2,119
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)	916	965
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,103
TMS International Corp. 144A 6.250%, 4/15/29(1)	845	819
TransDigm, Inc. 144A 6.250%, 1/31/34(1)	1,049	1,079
TrueNoord Capital DAC 144A 8.750%, 3/1/30(1)	1,270	1,349
		35,038

Information Technology—5.3%
Acrisure LLC 144A 7.500%, 11/6/30(1)	1,375	1,432
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	3,904	4,054
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	1,840	1,952
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	4,199	4,237
144A 9.000%, 9/30/29(1)	1,940	2,012
CoreWeave, Inc. 144A 9.250%, 6/1/30(1)	1,029	1,063
Fair Isaac Corp. 144A 6.000%, 5/15/33(1)	2,009	2,034
Sabre GLBL, Inc.
144A 11.250%, 12/15/27(1)	2,340	2,440
144A 11.125%, 7/15/30(1)	1,573	1,523
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Seagate Data Storage Technology Pte Ltd. 144A 5.750%, 12/1/34(1)	$1,050	$1,047
WESCO Distribution, Inc.
144A 7.250%, 6/15/28(1)	345	349
144A 6.375%, 3/15/33(1)	424	440
		22,583

Materials—8.3%
Celanese U.S. Holdings LLC 7.200%, 11/15/33	1,921	1,997
Century Aluminum Co. 144A 6.875%, 8/1/32(1)	340	352
Champion Iron Canada, Inc. 144A 7.875%, 7/15/32(1)	1,002	1,048
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)(3)	3,121	3,152
144A 7.375%, 5/1/33(1)	580	592
First Quantum Minerals Ltd.
144A 9.375%, 3/1/29(1)	3,757	3,974
144A 8.000%, 3/1/33(1)	1,045	1,103
144A 7.250%, 2/15/34(1)	905	932
Hecla Mining Co. 7.250%, 2/15/28	343	346
Kaiser Aluminum Corp. 144A 4.500%, 6/1/31(1)	1,155	1,089
Mativ Holdings, Inc. 144A 8.000%, 10/1/29(1)(3)	3,766	3,729
Mineral Resources Ltd.
144A 8.125%, 5/1/27(1)	1,621	1,621
144A 8.000%, 11/1/27(1)	1,020	1,040
144A 9.250%, 10/1/28(1)	988	1,035
144A 8.500%, 5/1/30(1)	410	426
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	184	191
144A 6.750%, 3/1/33(1)	4,165	4,330
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	985	1,070
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	879	879
144A 8.875%, 11/15/31(1)	2,895	3,057
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	1,913	1,942
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,593
		35,498

Real Estate—2.9%
Arbor Realty SR, Inc. 144A 7.875%, 7/15/30(1)	879	924
Brandywine Operating Partnership LP 6.125%, 1/15/31	1,285	1,282
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,602	2,595
Forestar Group, Inc. 144A 6.500%, 3/15/33(1)	3,041	3,111
Global Net Lease, Inc. 144A 3.750%, 12/15/27(1)	1,120	1,087
	Par Value	Value

Real Estate—continued
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	$3,233	$3,220
		12,219

Utilities—2.9%
Alpha Generation LLC 144A 6.750%, 10/15/32(1)	209	216
Hawaiian Electric Co., Inc. 144A 6.000%, 10/1/33(1)	1,055	1,064
Lightning Power LLC 144A 7.250%, 8/15/32(1)	4,035	4,272
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	2,119	2,172
Venture Global Plaquemines LNG LLC 144A 7.750%, 5/1/35(1)	2,206	2,490
Vistra Corp. 144A 8.000% (1)(4)	2,044	2,091
		12,305

Total Corporate Bonds and Notes (Identified Cost $378,989)		388,083

Leveraged Loans—1.0%
Financials—0.5%
Asurion LLC
Tranche B-12 (1 month Term SOFR + 4.250%) 8.413%, 9/19/30(5)	977	973
Tranche B-4 (1 month Term SOFR + 5.364%) 9.528%, 1/20/29(5)	1,125	1,075
		2,048

Forest Prod / Containers—0.2%
Domtar Corp. (1 month Term SOFR + 5.614%) 9.778%, 11/30/28(5)	1,187	1,088
Information Technology—0.3%
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.263%, 6/30/28(5)	1,193	1,115
Total Leveraged Loans (Identified Cost $4,266)		4,251

	Shares
Preferred Stock—0.0%
Communication Services—0.0%
LiveStyle, Inc. Series B(6)(7)(8)	3,156	2
Total Preferred Stock (Identified Cost $309)		2

Common Stocks—0.0%
Communication Services—0.0%
LiveStyle, Inc. (6)(7)(8)	67,983	—
Energy—0.0%
SandRidge Energy, Inc.	159	2
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Financials—0.0%
Erickson, Inc.(6)(7)	2,675	$—
Total Common Stocks (Identified Cost $1,492)		2

Affiliated Exchange-Traded Fund—3.5%
Financials—3.5%
Virtus Seix Senior Loan ETF(9)(10)	634,264	14,962
Total Affiliated Exchange-Traded Fund (Identified Cost $15,217)		14,962

Total Long-Term Investments—96.5% (Identified Cost $404,757)		411,836

Securities Lending Collateral—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(10)(11)	11,841,737	11,842
Total Securities Lending Collateral (Identified Cost $11,842)		11,842

TOTAL INVESTMENTS—99.2% (Identified Cost $416,599)		$423,678
Other assets and liabilities, net—0.8%		3,209
NET ASSETS—100.0%		$426,887

Abbreviations:
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $362,098 or 84.8% of net assets.

(2)	Security in default; no interest payments are being received.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	All or a portion of the security is restricted.
(9)	Affiliated investment.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
United Kingdom	3
Canada	3
Bermuda	3
Cayman Islands	2
Australia	2
Jersey	1
Other	2
Total	100%
† % of total investments as of September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$4,536	$—	$4,536	$—
Corporate Bonds and Notes	388,083	—	388,083	—
Leveraged Loans	4,251	—	4,251	—
Equity Securities:
Preferred Stock	2	—	—	2
Common Stocks	2	2	—	— (1)
Affiliated Exchange-Traded Fund	14,962	14,962	—	—
Securities Lending Collateral	11,842	11,842	—	—
Total Investments	$423,678	$26,806	$396,870	$2

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.